UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------

                                    FORM N-Q
                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (Unaudited)

MONEY MARKET FUND
April 30, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
COMMERCIAL PAPER (A) (B) -- 45.5%
   Barton Capital
      0.701%, 05/18/09                             $      10,000   $       9,997
      0.701%, 05/22/09                                    10,000           9,996
      0.651%, 06/01/09                                     2,000           1,999
   CBA Delaware Finance
      0.802%, 06/04/09                                     1,000             999
      0.792%, 06/09/09                                     8,000           7,993
   Edison Asset Securitization LLC (E)
      0.571%, 05/01/09                                     9,000           9,000
   Fairway Finance LLC
      0.651%, 06/02/09                                     3,000           2,998
   Falcon Asset Securitization LLC (E)
      0.300%, 05/27/09                                    14,000          13,997
   Gotham Funding
      0.731%, 05/06/09                                     4,000           4,000
      0.802%, 05/26/09                                     1,000             999
      0.782%, 06/08/09                                     1,000             999
      0.521%, 07/20/09                                     4,500           4,495
   Liberty Street Funding LLC
      0.601%, 06/26/09                                    12,000          11,989
   LMA Americas LLC
      0.650%, 05/18/09                                    25,029          25,024
   Nordea North America
      0.832%, 05/15/09                                    10,000           9,997
      0.782%, 06/08/09                                    22,000          21,982
   Old Line Funding LLC (E)
      0.651%, 05/01/09 to 06/02/09                        14,000          13,997
   Park Avenue Receivables (E)
      0.400%, 07/23/09                                    20,000          19,982
   Santander Central Hispano Finance
      Delaware
      0.902%, 06/05/09                                    12,000          11,989
      0.852%, 07/07/09                                     5,000           4,992
   Sheffield Receivables (E)
      0.400%, 06/10/09                                    16,000          15,993
   Societe Generale North America
      0.932%, 05/19/09                                    15,000          14,993
      0.932%, 06/05/09                                     3,000           2,997
      1.002%, 06/12/09                                     1,000             999
   Variable Funding Capital LLC
      0.651%, 05/12/09 to 05/14/09                        31,000          30,993
      0.480%, 05/26/09                                     3,000           2,999
   Victory Receivables
      0.751%, 05/13/09                                     3,000           2,999
   Toyota Motor Credit
      0.852%, 05/13/09                                    15,000          14,996
      1.919%, 08/04/09                                    15,000          14,925
                                                                   -------------
Total Commercial Paper (Cost $289,318)
   ($ Thousands)                                                         289,318
                                                                   -------------
CERTIFICATES OF DEPOSIT -- 39.4%
   Banco Bilbao Vizcaya Argentaria
      0.880%, 05/15/09                                    22,000          22,000
      0.900%, 05/18/09                                    10,000          10,000
      0.960%, 06/09/09                                     1,000           1,000

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Bank of Tokyo-Mitsubishi
      1.050%, 05/05/09                             $      17,000   $      17,000
      1.050%, 05/05/09                                     4,000           4,000
   Barclays Bank PLC
      1.375%, 05/26/09                                     2,000           2,000
      1.375%, 06/09/09                                    25,000          25,000
      1.000%, 07/16/09                                     6,000           6,000
   BNP Paribas
      1.000%, 05/06/09                                     5,000           5,000
      1.020%, 05/18/09                                     3,000           3,000
      1.120%, 07/20/09                                    24,000          24,000
      0.830%, 08/20/09                                     1,500           1,500
   Credit Agricole
      1.020%, 06/12/09                                    25,000          24,999
      1.000%, 06/15/09                                     5,000           5,000
   HSBC
      1.050%, 06/12/09                                    32,000          32,000
   Lloyds TSB London
      1.070%, 07/14/09                                    19,000          19,000
   Societe Generale
      1.000%, 06/11/09                                    13,000          13,001
   Sumitomo Mitsui Banking
      1.165%, 05/12/09                                    20,000          20,000
      1.000%, 06/09/09                                     1,000           1,000
   UBS
      0.585%, 05/27/09                                    15,000          15,000
                                                                   -------------
Total Certificates of Deposit
   (Cost $250,500) ($ Thousands)                                         250,500
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.5%
   FHLB (B)
      0.786%, 08/07/09                                     3,000           2,999
   FHLB DN (C)
      0.451%, 07/13/09                                     2,000           1,998
      0.512%, 01/12/10                                     3,000           2,989
   FNMA DN (C)
      0.402%, 07/08/09                                     2,000           1,998
      0.038%, 07/15/09                                     1,000             999
   FHLMC (B)
      0.888%, 08/01/09                                     3,000           3,000
      1.211%, 07/07/09                                     8,000           8,004
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $21,987) ($ Thousands)                                           21,987
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 1.4%
   U.S. Treasury Bills (C)
      0.371%, 10/01/09                                     4,000           3,994
      0.421%, 10/08/09                                     4,000           3,993


          1 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

MONEY MARKET FUND
April 30, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   U.S. Treasury Note
      4.875%, 08/15/09                             $       1,000   $       1,013
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $9,000) ($ Thousands)                                             9,000
                                                                   -------------
CORPORATE OBLIGATIONS -- 2.5%
   Branch Banking & Trust
      1.324%, 06/05/09 (B)                                13,000          13,006
   Credit Suisse
      4.700%, 06/01/09                                     3,047           3,050
                                                                   -------------
Total Corporate Obligations
   (Cost $16,056) ($ Thousands)                                           16,056
                                                                   -------------
MUNICIPAL BOND (B) -- 0.3%
   Iowa Finance Authority, Ser C, AMBAC, RB
      0.740%, 07/01/37                                     2,000           2,000
                                                                   -------------
Total Municipal Bond
   (Cost $2,000) ($ Thousands)                                             2,000
                                                                   -------------
REPURCHASE AGREEMENT (D) -- 8.3%
   Deutsche Bank
      0.160%, dated 04/30/09, to be repurchased
      on 05/01/09, repurchase price $52,446,233
      (collateralized by various FHLB/FNMA
      obligations, ranging in par value
      $575,000-$26,030,000, 2.625%-6.730%,
      06/22/09-05/21/28 with total market
      value $53,499,520)                                  52,446          52,446
                                                                   -------------
Total Repurchase Agreement
   (Cost $52,446)($ Thousands)                                            52,446
                                                                   -------------
Total Investments -- 100.9%
   (Cost $641,307)($ Thousands)@                                   $     641,307
                                                                   =============

     Percentages are based on Net Assets of $635,650. ($ Thousands).

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)  The rate reported is the effective yield at time of purchase.

(D)  Tri-Party Repurchase Agreement.

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

AMBAC -- American Municipal Bond Assurance Corporation
DN    -- Discount Note
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
LLC   -- Limited Liability Company
PLC   -- Public Limited Company
RB    -- Revenue Bond
Ser   -- Series

@ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


          2 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

GOVERNMENT FUND
April 30, 2009

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 57.1%
   FFCB(A)
      0.355%, 09/03/09                            $      55,000   $      55,001
   FHLB
      2.625%, 05/05/09                                   15,180          15,180
      1.071%, 05/20/09 (A)                               10,000          10,000
      5.125%, 08/05/09                                   35,000          35,412
      1.094%, 08/05/09 (A)                               25,000          25,000
      0.540%, 01/29/10                                   35,000          34,998
      0.786%, 11/05/10 (A)                               35,000          34,984
   FHLB DN (B)
      0.380%, 05/11/09                                   50,000          49,995
      0.390%, 05/12/09                                   50,000          49,994
      2.920%, 05/13/09                                   40,000          39,995
      0.451%, 06/29/09                                   30,000          29,982
      0.570%, 07/20/09                                   50,000          49,937
      3.520%, 10/05/09                                   50,000          49,900
      0.361%, 10/14/09                                   20,500          20,466
   FHLB, Ser 1 (A)
      1.126%, 10/05/09                                   30,000          30,000
   FNMA (A)
      0.912%, 07/28/09                                   75,000          74,995
      1.052%, 01/21/10                                   35,000          35,000
   FNMA DN (B)
      0.140%, 05/18/09                                   50,000          49,994
      0.360%, 06/17/09                                   20,975          20,965
   FHLMC (A)
      0.401%, 10/08/09                                   80,000          79,996
      1.211%, 07/07/09                                   63,000          63,030
   FHLMC DN (B)
      0.360%, 05/04/09                                   15,867          15,866
      0.110%, 05/22/09                                   50,000          49,991
      0.481%, 06/25/09                                   76,870          76,814
      0.381%, 07/13/09                                   50,000          49,961
      0.612%, 09/14/09                                   25,000          24,942
   FHLMC, Ser 1 (A)
      0.888%, 08/01/09                                   35,000          35,000
      0.365%, 09/28/09                                   30,000          29,996
   FHLMC, Ser 2 MTN (A)
      0.428%, 09/21/09                                   20,000          20,006
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $1,157,400) ($ Thousands)                                    1,157,400
                                                                  -------------

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
REPURCHASE AGREEMENTS (C) -- 46.3%
   Barclays Capital
      0.170%, dated 04/30/09, to be repurchased
      on 05/01/09, repurchase price
      $300,001,417 (collateralized by various
      FHLMC/FNMA obligations, ranging in par
      value $31,212,00- $150,794,000,
      0.000%-6.750%, 05/29/09-11/01/25 with
      total market value $306,000,364)            $     300,000   $     300,000
   Barclays Capital
      0.230%, dated 04/30/09, to be repurchased
      on 05/01/09, repurchase price
      $175,078,264 (collateralized by various
      FHLB/FNMA obligations, ranging in par
      value $27,451,000- $150,959,000,
      0.000%-0.000%, 05/01/09-05/13/09 with
      total market value $178,500,000)                  175,000         175,000
   BNP Paribas
      0.160%, dated 04/30/09, to be repurchased
      on 05/01/09, repurchase price
      $365,001,622 (collateralized by various
      FHLB/FHLMC/FNMA obligations, ranging in
      par value $1,1720,000-$50,000,000,
      0.000%- 5.645%, 02/11/10-11/05/17 with
      total market value $372,305,053)                  365,000         365,000
   Deutsche Bank
      0.160%, dated 04/30/2009, to be
      repurchased on 05/01/09, repurchase price
      $99,038,440 (collateralized by various
      FHLB/FHLMC/FNMA obligations, ranging in
      par value $1,030,000-$45,000,000, 3.875%-
      6.625%, 09/15/09-05/29/18 with total
      market value $101,019,731)                         99,038          99,038
                                                                  -------------
Total Repurchase Agreements
   (Cost $939,038)($ Thousands)                                         939,038
                                                                  -------------
Total Investments -- 103.4%
   (Cost $2,096,438)($ Thousands)@                                $   2,096,438
                                                                  =============

     Percentages are based on Net Assets of $2,027,115 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  The rate reported is the effective yield at time of purchase.

(C)  Tri-Party Repurchase Agreement

DN    -- Discount Note
FFCB  -- Federal Farm Credit Bank
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
MTN   -- Medium Term Note


          1 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

GOVERNMENT FUND
April 30, 2009

Ser -- Series

@ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


          2 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

GOVERNMENT II FUND
April 30, 2009

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.9%
   FFCB (A)
      0.680%, 02/11/10                            $         500   $         500
   FFCB DN (B)
      0.190%, 05/13/09                                    2,385           2,385
   FHLB
      2.520%, 05/28/09                                   20,000          20,032
      0.540%, 01/29/10                                   35,000          34,999
   FHLB (A)
      1.071%, 05/20/09                                    5,000           5,000
      1.051%, 05/27/09                                   10,000          10,000
      0.991%, 07/07/09                                   25,000          25,000
      0.974%, 07/10/09                                   25,000          25,000
      1.101%, 08/07/09                                   25,000          25,000
      0.355%, 12/28/09                                   35,000          34,989
      0.979%, 01/11/10                                   10,000          10,005
      0.786%, 08/07/09                                   45,000          44,980
   FHLB, Ser 1(A)
      1.051%, 06/01/09                                   10,000          10,000
      1.094%, 08/05/09                                  125,000         125,000
      1.126%, 10/05/09                                   40,000          40,000
   FHLB, Ser 2 (A)
      0.439%, 09/04/09                                   30,000          30,000
   FHLB DN (B)
      0.401%, 05/01/09                                  145,193         145,193
      0.080%, 05/05/09 to 05/19/09                       55,900          55,899
      0.050%, 05/06/09                                   20,000          20,000
      0.160%, 05/08/09 to 07/24/09                       95,000          94,973
      0.380%, 05/11/09                                   50,000          49,995
      2.920%, 05/13/09 to 06/22/09                      103,700         103,672
      0.200%, 05/14/09                                    1,070           1,070
      0.060%, 05/15/09                                   25,000          24,999
      0.455%, 05/18/09                                   53,000          52,989
      0.104%, 05/22/09                                   67,000          66,996
      0.260%, 05/27/09                                   25,000          24,995
      0.310%, 05/29/09 to 08/27/09                       35,000          34,984
      0.100%, 06/01/09                                   25,000          24,998
      2.940%, 06/03/09                                   25,000          24,995
      0.256%, 06/09/09 to 07/06/09                      163,700         163,637
      0.131%, 06/15/09                                   90,000          89,985
      0.370%, 06/16/09                                   25,000          24,989
      0.261%, 06/18/09                                   53,700          53,681
      0.230%, 06/19/09                                   50,000          49,984
      0.143%, 06/23/09                                   75,000          74,984
      2.930%, 06/24/09                                   55,000          54,987
      3.820%, 06/25/09                                   17,825          17,821
      2.860%, 06/30/09                                   28,000          27,988
      0.190%, 07/01/09                                   15,000          14,995
      0.243%, 07/08/09                                   60,000          59,973
      0.200%, 07/10/09 to 09/10/09                       70,000          69,966
      0.451%, 07/13/09                                   50,000          49,954
      3.110%, 07/15/09                                   45,000          44,982
      0.521%, 07/17/09                                   40,000          39,956

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
      0.570%, 07/20/09                            $      50,000   $      49,937
      0.170%, 08/05/09                                   10,000           9,995
      3.520%, 10/05/09                                   10,000           9,980
      0.461%, 10/09/09                                   25,000          24,949
   Tennessee Valley Authority (B)
      0.100%, 05/14/09                                   35,000          34,999
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $2,136,390) ($ Thousands)                                    2,136,390
                                                                  -------------
U.S. TREASURY OBLIGATION -- 1.2%
   U.S. Treasury Note
      3.875%, 05/15/09                                   25,000          25,037
                                                                  -------------
Total U.S. Treasury Obligation
   (Cost $25,037) ($ Thousands)                                          25,037
                                                                  -------------
Total Investments -- 102.1%
   (Cost $2,161,427)($ Thousands) @                               $   2,161,427
                                                                  =============

     Percentages are based on Net Assets of $2,117,297 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  The rate reported is the effective yield at time of purchase.

DN   -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
Ser  -- Series

@ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


          1 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

PRIME OBLIGATION FUND
April 30, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
COMMERCIAL PAPER (A) (H) -- 39.8%
   Atlantic Asset Securitization LLC
      0.260%, 05/06/09                             $      86,000   $      85,995
      0.330%, 05/13/09                                    12,000          11,999
   Barton Capital (C)
      0.520%, 05/12/09                                    44,000          43,993
      0.701%, 05/22/09                                    29,045          29,033
      0.420%, 06/03/09                                    45,000          44,983
      0.650%, 06/04/09                                    20,000          19,988
      0.480%, 07/06/09                                    10,000           9,991
   Cancara Asset Securitization LLC (C)
      1.050%, 05/07/09 to 05/18/09                        86,000          85,978
   Fairway Finance LLC (C)
      0.330%, 05/04/09                                    15,000          15,000
      0.650%, 05/11/09 to 06/16/09                        81,000          80,967
      0.380%, 05/12/09                                    55,000          54,994
      0.380%, 05/13/09                                    48,000          47,994
      0.600%, 06/17/09                                    15,000          14,988
   Gemini Securitization LLC (C)
      0.400%, 05/06/09                                    66,000          65,996
      0.400%, 05/07/09                                     5,000           5,000
      0.370%, 05/13/09 to 05/14/09                       103,027         103,014
   Gotham Funding (C)
      0.782%, 06/08/09                                    95,000          94,922
      0.780%, 06/09/09 to 06/15/09                       113,926         113,827
      0.521%, 07/20/09                                    12,000          11,986
   HSBC
      0.320%, 05/08/09                                     5,000           5,000
   Liberty Street Funding LLC
      0.500%, 05/01/09                                    35,000          35,000
      0.630%, 06/18/09                                    30,000          29,975
      0.601%, 06/26/09                                    34,000          33,968
      0.450%, 07/13/09                                    25,000          24,977
   Old Line Funding LLC (C)
      0.650%, 06/01/09 to 06/10/09                       150,250         150,163
   Procter & Gamble
      0.280%, 05/01/09                                    20,000          20,000
   Sheffield Receivables (C)
      0.380%, 05/07/09                                   125,000         124,992
   Societe Generale
      0.760%, 08/27/09                                    25,000          24,938
      0.740%, 09/01/09                                   100,000          99,747
   Thunder Bay Funding LLC
      0.350%, 05/07/09 to 05/13/09                        76,736          76,728
   Variable Funding Capital LLC
      0.650%, 05/11/09                                    50,000          49,991
      0.651%, 05/12/09                                    49,000          48,990
      0.480%, 05/26/09                                    75,000          74,975
                                                                   -------------
Total Commercial Paper (Cost $1,740,092)
   ($ Thousands)                                                       1,740,092
                                                                   -------------

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
CERTIFICATES OF DEPOSIT -- 31.0%
   Banco Bilbao Vizcaya Argentaria
      0.705%, 07/17/09                             $     132,000   $     132,001
   Barclays Bank PLC
      1.050%, 07/15/09                                   125,000         125,000
      1.000%, 07/16/09                                    87,000          87,000
   BNP Paribas
      0.830%, 08/20/09                                   137,000         137,000
   Chase Bank USA
      0.450%, 05/15/09                                    96,750          96,750
   Credit Agricole
      0.800%, 07/17/09                                   176,000         176,000
   Lloyds TSB London
      1.050%, 07/14/09                                    70,000          70,000
      1.070%, 07/14/09                                    58,000          58,000
   Sumitomo Mitsui Banking
      0.900%, 07/21/09                                   128,000         128,000
   UBS
      0.585%, 05/27/09                                   160,000         160,000
      0.530%, 06/05/09                                    55,000          55,000
   US Bank
      0.500%, 05/21/09                                   127,000         127,000
                                                                   -------------
Total Certificates of Deposit
   (Cost $1,351,751) ($ Thousands)                                     1,351,751
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.1%
   FHLB
      0.786%, 08/07/09                                    24,000          23,989
   FHLB DN (B)
      0.131%, 06/15/09                                    64,150          64,108
      0.451%, 06/29/09                                   150,000         149,890
      0.512%, 01/1 2/10                                   19,000          18,931
   FNMA DN (B)
      0.540%, 06/22/09                                    13,000          12,990
   FHLMC
      5.250%, 05/21/09                                     9,000           9,024
      0.888%, 08/01/09                                    22,000          22,000
      1.211%, 07/07/09                                    50,600          50,624
   FHLMC DN (B)
      1.150%, 05/06/09                                    76,500          76,488
      0.481%, 06/22/09                                    98,000          97,932
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $525,976) ($ Thousands)                                         525,976
                                                                   -------------


          1 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

PRIME OBLIGATION FUND
April 30, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
CORPORATE OBLIGATIONS -- 4.7%
   Branch Banking & Trust (H)
      1.324%, 06/05/09                             $      65,000   $      65,030
   JPMorgan Chase MTN
      1.276%, 06/26/0 9 (H)                              100,000         100,090
   National City Bank
      1.352%, 06/29/09 (H)                                11,028          11,036
   Stanfield Victoria Funding LLC MTN
      (C) (D) (E) (F) (G) (H)
      1.070%, 03/20/08                                    63,396          31,064
                                                                   -------------
Total Corporate Bonds
   (Cost $239,548) ($ Thousands)                                         207,220
                                                                   -------------
TIME DEPOSIT (H) -- 2.5%
   Wells Fargo
      0.190%, 05/01/09                                   107,773         107,773
                                                                   -------------
Total Time Deposit
   (Cost $107,773) ($ Thousands)                                         107,773
                                                                   -------------
U.S. TREASURY OBLIGATIONS (B) -- 1.1%
   U.S. Treasury Bills
      0.371%, 10/01/09                                    24,000          23,962
      0.421%, 10/08/09                                    24,000          23,955
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $47,917) ($ Thousands)                                           47,917
                                                                   -------------
CAPITAL SUPPORT AGREEMENT (J) -- 0.7%
   SEI Capital Support Agreement                          32,328          32,328
                                                                   -------------
Total Capital Support Agreement
   (Cost $0) ($ Thousands)                                                32,328
                                                                   -------------
BANKERS ACCEPTANCE -- 0.1%
   JPMorgan Chase Bank
      0.600%, 06/09/09                                     5,335           5,331
                                                                   -------------
Total Bankers Acceptance
   (Cost $5,331) ($ Thousands)                                             5,331
                                                                   -------------
MUNICIPAL BOND (H) -- 0.3%
   Iowa Finance Authority, Ser C, AMBAC,
      RB
      0.740%, 05/25/09                                    11,100          11,100
                                                                   -------------
Total Municipal Bond
   (Cost $11,100) ($ Thousands)                                           11,100
                                                                   -------------

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
REPURCHASE AGREEMENTS (I) -- 8.7%
   Barclays Capital
      0.170%, dated 04/30/09, to be
      repurchased on 05/01/09, repurchase
      price $100,000,472 (collateralized by a
      FHLMC, par value $101,477,000,
      2.180%, 04/23/12 with a total market
      value $102,000,001)                          $     100,000   $     100,000
   Deutsche Bank
      0.160%, dated 04/30/09, to be
      repurchased on 05/01/09, repurchase
      price $280,213,245 (collateralized by
      various FHLMC/FNMA obligations,
      ranging in par value $65,000-
      $95,746,000, 0.000%-6.000%,
      07/02/09-06/22/22 with total market
      value $285,816,264)                                280,212         280,212
                                                                   -------------
Total Repurchase Agreements
   (Cost $380,212) ($ Thousands)                                         380,212
                                                                   -------------
Total Investments -- 101.0%
   (Cost $4,409,700)($ Thousands) @                                $   4,409,700
                                                                   =============

     Percentages are based on Net Assets of $4,366,649 ($ Thousands).

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B)  The rate reported is the effective yield at time of purchase.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(D) Security considered illiquid. The total value of such security as of April 30, 2009 was $31,064 ($ Thousands) and represented 0.71% of Net Assets.

(E) Securities considered restricted. The total value of such securities as of April 30, 2009 was $31,064 ($ Thousands) and represented 0.71% of Net Assets.

(F) On January 18, 2008, due to deterioration in the market value of the assets Stanfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default. Since that time, this security's valuation has been determined in accordance with fair value for purposes of calculating the Fund's "mark-to-market" net asset value. As of the time of this filing, there is a material difference between the fair value of this security and its amortized cost.

(G)  The value shown is the fair value as of April 30, 2009.

(H) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(I)  Tri-Party Repurchase Agreement

(J) The Fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities. As of April 30, 2009, the fair value of the agreement was $32,328.

AMBAC -- American Municipal Bond Assurance Corporation
DN    -- Discount Note
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
LLC   -- Limited Liability Company


          2 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

PRIME OBLIGATION FUND
April 30, 2009

MTN  -- Medium Term Note
PLC  -- Public Limited Company
RB   -- Revenue Bond
Ser  -- Series

@ At April 30, 2009, the tax basis cost of the Fund's investments was $4,409,700 ($ Thousands), and the unrealized appreciation and depreciation was $32,328 ($ Thousands) and $(32,328) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Restricted Securities -- At April 30, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at April 30, 2009, were as follows:

                                                                        Market       % of
                       Face Amount    Acquisition        Cost           Value         Net
                      ($ Thousands)       Date      ($ Thousands)   ($ Thousands)   Assets
                      -------------   -----------   -------------   -------------   ------
Stanfield Victoria
   LLC MTN
   1.070%, 03/20/08       63,396        03/06/07       $63,392         $31,064       0.71%

The Prime Obligation and Money Market Funds each originally entered into a Capital Support Agreement with SEI, which is the parent company of SIMC, on November 8, 2007. As of September 30, 2008, the Money Market Fund no longer held any structured investment vehicle ("SIV") securities and the Capital Support Agreement with the Money Market Fund lapsed. On November 5, 2008, the Prime Obligation Fund (the "Fund") entered into an Amended and Restated Capital Support Agreement (the "Amended CSA") with SEI which extended the termination date under the original Capital Support Agreement with the Fund to November 6, 2009. The Amended CSA provides that if the Fund realizes payments or sales proceeds from the ultimate disposition of any of the specified SIV securities which are less than its amortized cost, SEI will be required to provide capital to the Fund equal to the amount by which the amortized cost of the specified SIV security exceeds the amount realized from the sale or other disposition of such security. The specified SIV securities in the Fund as of April 30, 2009 are footnoted on the Schedule of Investments. The specified SIV securities in the Fund had an aggregate par value of $63,395,679 on April 30, 2009. Under the Amended CSA, SEI must maintain collateral in the form of a letter of credit and/or a segregated cash account equal to the difference between the amortized cost value and the market value of the specified SIV securities plus an amount equal to ten percent of the market value of the specified SIV securities. As of April 30, 2009, SEI's obligations under the Amended CSA were supported by Letters of Credit in the amount of $165 million issued by a bank having a First Tier credit rating. The Fund will draw on the Letters of Credit or the segregated account in the event that SEI fails to make a cash contribution when due under the Amended CSA. The Fund will sell the specified SIV securities (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Amended CSA. The following table shows the Eligible Notes and their amortized cost and fair market value as of April 30, 2009:

                                    Amortized                 Unrealized
                          Face         Cost     Fair Value   Depreciation
                         Amount       (000)        (000)         (000)
                      -----------   ---------   ----------   ------------
Stanfield Victoria
   LLC MTN
   1.070%, 03/20/08   $63,395,679    $31,064      $31,064      $32,328


          3 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

TREASURY FUND
April 30, 2009

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
U.S. TREASURY OBLIGATIONS (A) -- 28.1%
   U.S. Cash Management Bill
      0.305%, 09/15/09                            $      50,000   $      49,942
   U.S. Treasury Bills
      1.148%, 07/02/09                                   50,000          49,902
      1.070%, 07/30/09                                  120,000         119,813
      0.371%, 10/01/09                                   25,000          24,961
      0.421%, 10/08/09                                   25,000          24,957
      0.376%, 10/22/09                                   40,000          39,927
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $309,502) ($ Thousands)                                        309,502
                                                                  -------------
REPURCHASE AGREEMENTS (B) -- 71.9%
   BNP Paribas
      0.150%, dated 04/30/09, to be repurchased
      on 05/01/09, repurchase Price
      $277,001,154 (collateralized by various
      U.S. Treasury obligations, ranging in par
      value $5,988,600-$197,300,000,
      0.000%-3.625%, 07/15/14-04/15/28 with
      total market value $282,540,153)                  277,000         277,000
   Deutsche Bank
      0.150%, dated 04/30/09, to be repurchased
      on 05/01/09, repurchase Price
      $188,432,785 (collateralized by various
      U.S. Treasury Obligations, ranging in par
      value $26,277,900-$131,243,500,
      3.375%-5.125%, 10/15/09-06/30/11 with
      total market value $192,200,728)                  188,432         188,432
   Greenwhich
      0.290%, dated 04/30/09, to be repurchased
      on 05/01/09, repurchase Price $50,004,823
      (collateralized by a U.S. Treasury Note,
      par value $45,930,000, 0.000%, 04/15/10
      with a total market value $51,004,919)             50,000          50,000

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
   JPMorgan Chase
      0.160%, dated 04/30/09, to be repurchased
      on 05/01/09, repurchase Price
      $277,001,242 (collateralized by a U.S.
      Treasury obligation, par value
      $282,945,000, 1.125%, 01/15/12 with total
      market value $282,541,256)                  $     277,000   $     277,000
                                                                  -------------
Total Repurchase Agreements
   (Cost $792,432) ($ Thousands)                                        792,432
                                                                  -------------
Total Investments -- 100.0%
   (Cost $1,101,934)($ Thousands) @                               $   1,101,934
                                                                  =============

     Percentages are based on Net Assets of $1,102,017 ($ Thousands).

(A)  The rate reported is the effective yield at time of purchase.

(B)  Tri-Party Repurchase Agreement

@ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


          1 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

TREASURY II FUND
April 30, 2009

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
U.S. TREASURY OBLIGATIONS -- 100.0%
   U.S. Cash Management Bills (A)
      0.185%, 05/15/09                            $     100,000   $      99,993
      0.186%, 06/24/09                                  120,000         119,966
   U.S. Treasury Bills (A)
      0.200%, 05/07/09                                   90,688          90,685
      0.336%, 05/14/09                                   70,000          69,992
      0.211%, 05/21/09                                   64,725          64,717
      0.192%, 05/28/09                                   85,000          84,988
      0.260%, 06/04/09                                   70,000          69,983
      0.099%, 06/11/09                                   73,969          73,961
      0.176%, 07/09/09                                   50,000          49,983
      0.110%, 07/16/09                                   63,000          62,985
      0.140%, 07/23/09                                   20,000          19,994
      1.070%, 07/30/09                                   37,876          37,865
   U.S. Treasury Note
      3.875%, 05/15/09                                   15,000          15,022
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $860,134) ($ Thousands)                                        860,134
                                                                  -------------
Total Investments -- 100.0%
   (Cost $860,134) ($ Thousands) @                                $     860,134
                                                                  =============

     Percentages are based on Net Assets of $860,414 ($ Thousands).

(A)  The rate reported is the effective yield at time of purchase.

@ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


          1 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

SHORT - DURATION GOVERNMENT FUND
April 30, 2009

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
MORTGAGE-BACKED SECURITIES -- 54.7%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 54.7%
   FHLMC (A)
      7.375%, 09/01/18                            $           7   $           7
      7.287%, 03/01/19                                       25              25
      7.250%, 01/01/18 to 09/01/20                           55              56
      7.125%, 07/01/18 to 11/01/20                           19              19
      7.000%, 02/01/16 to 11/01/18                           29              29
      6.875%, 07/01/18                                       29              29
      6.750%, 09/01/16 to 01/01/17                           15              15
      6.625%, 02/01/16 to 06/01/18                           11              11
      6.500%, 07/01/16 to 01/01/17                           18              18
      6.000%, 06/01/21                                    1,873           1,966
      5.298%, 06/01/24                                       62              63
      5.195%, 07/01/24                                       24              25
      5.111%, 06/01/24                                      139             141
      5.000%, 08/01/18 to 11/01/38                        9,243           9,513
      4.922%, 12/01/23                                    2,875           2,955
      4.822%, 04/01/22                                      103             104
      4.817%, 06/01/17                                       41              41
      4.789%, 04/01/29                                      134             137
      4.785%, 12/01/23                                      185             188
      4.513%, 04/01/29                                       62              63
      4.503%, 07/01/20                                        5               5
      4.500%, 04/01/16 to 01/01/39                        1,488           1,514
      4.458%, 05/01/24                                       80              81
      4.375%, 06/01/16                                        6               6
      4.306%, 05/01/19                                       39              39
      4.163%, 02/01/19                                       44              45
      3.935%, 04/01/19                                       24              24
      3.917%, 03/01/19                                       36              37
      3.000%, 02/01/17                                        4               4
   FHLMC REMIC, Ser 2004-2780, Cl LC
      5.000%, 07/15/27                                    1,812           1,867
   FHLMC REMIC, Ser 2004-2826, Cl BK
      5.000%, 01/15/18                                      870             896
   FHLMC REMIC, Ser 2554, Cl MA
      5.500%, 11/15/29                                    1,699           1,705
   FHLMC REMIC, Ser 2587, Cl ET
      3.700%, 07/15/17                                      695             707
   FHLMC REMIC, Ser 2805, Cl DG
      4.500%, 04/15/17                                      738             758
   FHLMC REMIC, Ser 2890, Cl PJ
      4.500%, 09/15/24                                      678             684
   FHLMC REMIC, Ser 2975, Cl VT
      5.000%, 02/15/11                                    1,393           1,432
   FHLMC REMIC, Ser 3022, Cl MB
      5.000%, 12/15/28                                    1,500           1,558
   FHLMC REMIC, Ser 3029, Cl PE
      5.000%, 03/15/34                                    4,000           4,186
   FHLMC REMIC, Ser 3148, Cl CF
      0.851%, 02/15/34 (A)                                3,296           3,224

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
   FHLMC REMIC, Ser 3153, Cl FX
      0.801%, 05/15/36 (A)                        $         708   $         695
   FHLMC REMIC, Ser T-42, Cl A5
      7.500%, 02/25/42                                      849             914
   FHLMC TBA
      4.500%, 05/12/39                                      600             610
   FNMA
      7.000%, 06/01/37                                      230             247
      6.500%, 05/01/26 to 12/01/38                       32,984          35,002
      5.942%, 11/01/11                                      346             366
      5.380%, 09/01/24 (A)                                1,068           1,077
      5.333%, 12/01/29 (A)                                  246             250
      5.047%, 08/01/27 (A)                                  626             627
      5.026%, 08/01/29 (A)                                  794             800
      5.016%, 02/01/13                                       76              80
      5.000%, 02/01/38                                    1,681           1,730
      4.853%, 09/01/25 (A)                                  178             177
      4.621%, 04/01/13                                      112             116
      4.500%, 04/01/24                                    7,466           7,679
      4.298%, 05/01/28 (A)                                1,221           1,207
      4.097%, 02/01/27 (A)                                  203             203
   FNMA REMIC, Ser 1992-61, Cl FA
      1.213%, 10/25/22 (A)                                  192             191
   FNMA REMIC, Ser 1993-32, Cl H
      6.000%, 03/25/23                                       85              90
   FNMA REMIC, Ser 1993-5, Cl Z
      6.500%, 02/25/23                                       38              42
   FNMA REMIC, Ser 1994-77, Cl FB
      2.063%, 04/25/24 (A)                                   18              19
   FNMA REMIC, Ser 2001-51, Cl QN
      6.000%, 10/25/16                                      270             287
   FNMA REMIC, Ser 2002-3, Cl PG
      5.500%, 02/25/17                                    1,543           1,625
   FNMA REMIC, Ser 2002-53, Cl FK
      0.922%, 04/25/32 (A)                                  360             359
   FNMA REMIC, Ser 2003-76, Cl CA
      3.750%, 07/25/33                                    1,211           1,227
   FNMA REMIC, Ser 2004-15, Cl AN
      4.000%, 09/25/17                                    4,000           4,131
   FNMA REMIC, Ser 2004-75, Cl KA
      4.500%, 03/25/18                                      544             560
   FNMA REMIC, Ser 2005-114, Cl EZ
      5.500%, 01/25/36                                    2,849           2,817
   FNMA REMIC, Ser 2005-43, Cl EN
      5.000%, 05/25/19                                    1,439           1,487
   FNMA REMIC, Ser 2006-72, Cl FY
      0.942%, 08/25/36 (A)                                3,577           3,420
   FNMA REMIC, Ser 2006-76, Cl QF
      0.922%, 08/25/36 (A)                                3,618           3,566
   FNMA REMIC, Ser 2006-79, Cl DF
      0.788%, 08/25/36 (A)                                4,359           4,272
   FNMA TBA
      5.000%, 05/01/38                                   25,800          26,534


          1 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

SHORT - DURATION GOVERNMENT FUND
April 30, 2009

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
   GNMA
      7.500%, 01/15/11 to 02/15/11                $          13   $          14
      6.500%, 04/15/17 to 02/20/39                        9,690          10,202
      6.000%, 06/15/16 to 09/15/19                          795             841
   GNMA REMIC, Ser 2006-38, Cl XS, IO
      6.694%, 09/16/35 (A)                                  260              28
   GNMA TBA
      6.500%, 04/30/35                                      700             736
                                                                  -------------
Total Mortgage-Backed Securities
   (Cost $146,109) ($ Thousands)                                        148,405
                                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 32.5%
   FHLB
      2.250%, 04/13/12                                   12,000          12,161
   FHLMC
      5.125%, 08/23/10                                    3,500           3,687
      1.500%, 01/07/11                                   13,800          13,874
      5.750%, 01/15/12                                   17,400          19,303
      2.500%, 04/23/14                                    5,400           5,392
   FNMA
      2.000%, 01/09/12                                   31,261          31,564
      5.000%, 03/15/16                                    2,000           2,218
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $87,143) ($ Thousands)                                          88,199
                                                                  -------------
U.S. TREASURY OBLIGATION -- 7.7%
   U.S. Treasury Note
      1.375%, 03/15/12                                   20,850          20,889
                                                                  -------------
Total U.S. Treasury Obligation
   (Cost $20,899) ($ Thousands)                                          20,889
                                                                  -------------
REPURCHASE AGREEMENTS (B) -- 14.9%
   BNP Paribas
      0.170%, dated 04/30/09, to be repurchased
      05/01/09, repurchase price $19,200,091
      (collateralized by various FHLMC/FNMA
      obligations, ranging in par value
      $36,071-$10,628,408, 4.000%-10.000%,
      10/01/10-04/01/39 with total market
      value $19,584,000)                                 19,200          19,200
                                                                  -------------

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
   JPMorgan Chase
      0.180%, dated 04/30/09, to be repurchased
      on 05/01/09, repurchase Price $21,102,541
      (collateralized by a FNMA obligation, par
      value $27,625,000, 5.000%, 07/01/35 with
      total market value $21,524,592)             $      21,100   $      21,100
                                                                  -------------
Total Repurchase Agreements
   (Cost $40,300) ($ Thousands)                                          40,300
                                                                  -------------
Total Investments -- 109.8%
   (Cost $294,451) ($ Thousands) @                                $     297,793
                                                                  =============

A summary of the open futures contracts held by the Fund at April 30, 2009, is as follows:

                     NUMBER OF                   UNREALIZED
TYPE OF              CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT           LONG (SHORT)      DATE      ($ THOUSANDS)
--------           ------------   ----------   -------------
U.S. 2-Year Note        181        Jul-2009         $ 2
                                                    ===

     Percentages are based on Net Assets of $271,337 ($ Thousands).

(A) Floating Rate Instrument - The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  Tri-Party Repurchase Agreement

Cl    -- Class
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GNMA  -- Government National Mortgage Association
IO    -- Interest Only - face amount represents notional amount
REMIC -- Real Estate Mortgage Investment Conduit
TBA   -- To Be Announced
Ser   -- Series

@ At April 30, 2009, the tax basis cost of the Fund's Investments was $294,451 ($ Thousands), and the unrealized appreciation and depreciation were $3,807 ($ Thousands) and ($465) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


          2 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

INTERMEDIATE - DURATION GOVERNMENT FUND
April 30, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
MORTGAGE-BACKED SECURITIES -- 57.5%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 57.5%
   FHLMC
      6.500%, 01/01/18 to 12/01/32                 $         447   $         478
      6.000%, 09/01/24                                     1,337           1,404
      5.500%, 06/01/19 to 12/01/20                           857             894
      5.000%, 12/01/35 to 04/01/38                        12,834          13,214
      4.500%, 09/01/38                                       600             611
   FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                       370             386
   FHLMC REMIC, Ser 165, Cl K
      6.500%, 09/15/21                                        16              16
   FHLMC REMIC, Ser 2586, Cl NK
      3.500%, 08/15/16                                        98              99
   FHLMC REMIC, Ser 2587, Cl ET
      3.700%, 07/15/17                                       401             408
   FHLMC REMIC, Ser 2622, Cl PE
      4.500%, 05/15/18                                     2,780           2,889
   FHLMC REMIC, Ser 2630, Cl HA
      3.000%, 01/15/17                                       896             895
   FHLMC REMIC, Ser 2635, Cl NJ
      3.000%, 03/15/17                                       253             255
   FHLMC REMIC, Ser 2748, Cl LE
      4.500%, 12/15/17                                       865             908
   FHLMC REMIC, Ser 2802, Cl PF
      0.960%, 09/15/33 (A)                                 1,109           1,086
   FHLMC REMIC, Ser 3029, Cl PE
      5.000%, 03/15/34                                     1,300           1,360
   FHLMC TBA
      4.500%, 05/12/39                                       400             406
   FNMA
      9.500%, 05/01/18                                        40              43
      6.500%, 03/01/33 to 12/01/38                        13,341          14,158
      6.450%, 10/01/18                                       640             706
      6.150%, 04/01/11                                       143             150
      5.931%, 02/01/12                                       574             610
      5.920%, 06/01/14                                       490             533
      5.680%, 06/01/17                                       581             624
      5.626%, 12/01/11                                     1,596           1,687
      5.034%, 08/01/15                                       387             405
      5.016%, 02/01/13                                       198             207
      5.000%, 04/01/37                                        50              52
      3.790%, 07/01/13                                     1,022           1,032
   FNMA REMIC, Ser 2001-51, Cl QN
      6.000%, 10/25/16                                       381             405
   FNMA REMIC, Ser 2004-15, Cl AN
      4.000%, 09/25/17                                     1,000           1,033
   FNMA REMIC, Ser 2004-27, Cl HN
      4.000%, 05/25/16                                       192             193
   FNMA REMIC, Ser 2005-114, Cl EZ
      5.500%, 01/25/36                                       896             886
   FNMA REMIC, Ser 2006-72, Cl FY
      0.942%, 08/25/36 (A)                                 2,737           2,616
   FNMA REMIC, Ser 2006-79, Cl DF
      0.788%, 08/25/36 (A)                                   769             754

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   GNMA
      8.750%, 07/20/17 to 07/20/17                 $          10   $          11
      8.500%, 11/20/16 to 08/20/17                            69              75
      7.500%, 11/15/25 to 09/15/36                           191             203
      6.000%, 09/15/24                                       786             825
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $51,225) ($ Thousands)                                           52,517
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 38.4%
   FHLMC
      5.750%, 01/15/12                                     4,000           4,437
   FNMA
      1.750%, 03/23/11                                     6,150           6,210
      2.000%, 01/09/12                                     8,497           8,580
      2.750%, 03/13/14                                    15,750          15,926
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $34,734) ($ Thousands)                                           35,153
                                                                   -------------
U.S. TREASURY OBLIGATION (C) -- 5.9%
   U.S. Treasury Note
      4.750%, 03/31/11                                     5,000           5,368
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $5,160) ($ Thousands)                                             5,368
                                                                   -------------
ASSET-BACKED SECURITY -- 1.3%
   Small Business Administration,
      Ser 2005-P10B, Cl 1
      4.940%, 08/10/15                                     1,132           1,175
                                                                   -------------
Total Asset-Backed Security
   (Cost $1,132) ($ Thousands)                                             1,175
                                                                   -------------
REPURCHASE AGREEMENT (B) -- 1.2%
   BNP Paribas
      0.170%, dated 04/30/09, to be
      repurchased on 05/01/09, repurchase
      price $1,100,005 (collateralized by
      various FHLMC/FNMA obligations, ranging
      in par value $1,000-$6,500,000,
      5.000%-16.000%, 07/01/09-03/01/39
      with total market value $1,122,000)                  1,100           1,100
                                                                   -------------
Total Repurchase Agreement
   (Cost $1,100) ($ Thousands)                                             1,100
                                                                   -------------
Total Investments -- 104.3%
   (Cost $93,351) ($ Thousands) @                                  $      95,313
                                                                   =============


          1 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

INTERMEDIATE - DURATION GOVERNMENT FUND
April 30, 2009

A summary of the open futures contracts held by the Fund at April 30, 2009, is as follows:

                      NUMBER OF                   UNREALIZED
TYPE OF               CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT            LONG (SHORT)      DATE      ($ THOUSANDS)
--------            ------------   ----------   -------------
U.S. 10-Year Note         38        Jun-2009         $31
U.S. 5-Year Note         298        Jun-2009          68
                                                     ---
                                                     $99
                                                     ===

     Percentages are based on Net Assets of $91,409 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  Tri-Party Repurchase Agreement

(C) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl    -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GNMA  -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser   -- Series
TBA   -- To Be Announced

@ At April 30, 2009, the tax basis cost of the Fund's Investments was $93,351 ($ Thousands), and the unrealized appreciation and depreciation were $2,189 ($ Thousands) and ($227) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


          2 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA FUND
April 30, 2009

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
MORTGAGE-BACKED SECURITIES -- 96.8%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 96.8%
   FHLMC REMIC, Ser 3279, IO
      5.979%, 02/15/37 (A)                        $       7,739   $         570
   FHLMC REMIC, Ser 3309, IO
      5.999%, 04/15/37 (A)                                6,506             463
   FHLMC TBA
      4.500%, 05/12/39                                      300             305
   FNMA
      8.000%, 09/01/14 to 09/01/28                          229             249
      7.000%, 08/01/29 to 09/01/32                          423             456
      6.500%, 09/01/32                                      247             264
   FNMA REMIC, Ser 1990-91, Cl G
      7.000%, 08/25/20                                       45              48
   FNMA REMIC, Ser 1992-105, Cl B
      7.000%, 06/25/22                                       80              87
   FNMA REMIC, Ser 2002-42, Cl C
      6.000%, 07/25/17                                    1,500           1,621
   GNMA
      10.000%, 05/15/16 to 04/15/20                          27              28
      9.500%, 06/15/09 to 11/15/20                          101             105
      9.000%, 12/15/17 to 05/15/22                          216             234
      8.500%, 10/15/16 to 06/15/17                           60              64
      8.000%, 04/15/17 to 03/15/32                          890             979
      7.750%, 10/15/26                                       46              50
      7.500%, 02/15/27 to 05/15/36                          892             947
      7.250%, 01/15/28                                      181             194
      7.000%, 04/15/19 to 06/20/38                        8,237           8,783
      6.750%, 11/15/27                                       51              54
      6.500%, 09/15/10 to 03/20/39                       39,659          41,853
      6.000%, 07/15/24 to 03/15/39                        8,916           9,329
      5.500%, 10/15/32 to 04/15/39                       25,939          27,018
      5.000%, 04/15/33 to 09/15/38 (C)                   28,534          29,635
      4.500%, 08/15/33 to 02/15/39                       14,432          14,746
   GNMA REMIC, Ser 2002-45, Cl QE
      6.500%, 06/20/32                                    1,301           1,403
   GNMA REMIC, Ser 2003-63, Cl UV
      3.500%, 07/20/30                                    1,535           1,550
   GNMA REMIC, Ser 2005-70, Cl AI, IO
      5.000%, 10/20/33                                    7,883             805
   GNMA REMIC, Ser 2006-38, Cl XS,
      IO
      6.694%, 09/16/35 (A)                                3,461             365
   GNMA TBA
      6.500%, 04/30/35                                    5,700           5,994
      6.000%, 04/30/35                                    7,000           7,302
      4.500%, 05/01/39 to 05/15/39                       40,200          40,955
                                                                  -------------
Total Mortgage-Backed Securities
   (Cost $191,672) ($ Thousands)                                        196,456
                                                                  -------------

                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
-----------                                       -------------   -------------
REPURCHASE AGREEMENTS (B) -- 29.8%
   Credit Suisse
      0.180%, dated 04/30/09, to be repurchased
      on 05/01/09, repurchase Price $11,101,066
      (collateralized by various FNMA
      obligations, ranging in par value
      $157,790-$423,280, 4.500%-9.500%,
      03/01/11-01/01/48 with a total market
      value $11,323,087)                          $      11,100   $      11,100
   JPMorgan Chase
      0.180%, dated 04/30/09, to be repurchased
      on 05/01/09, repurchase Price $49,302,827
      (collateralized by various FNMA
      obligations, ranging in par value
      $2,563,007-$7,631,888, 5.000%-8.500%,
      12/01/09-06/01/38 with total market value
      $50,288,883)                                       49,300          49,300
                                                                  -------------
Total Repurchase Agreements
   (Cost $60,400)($ Thousands)                                           60,400
                                                                  -------------
Total Investments -- 126.6%
   (Cost $252,072)($ Thousands)@                                  $     256,856
                                                                  =============

A summary of the open futures contracts held by the Fund at April 30, 2009, is as follows:

                      NUMBER OF                   UNREALIZED
TYPE OF               CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT            LONG (SHORT)      DATE      ($ THOUSANDS)
--------            ------------   ----------   -------------
U.S. 10-Year Note       (17)        Jun-2009         $16
                                                     ===

     Percentages are based on Net Assets of $202,813($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)  Tri-Party Repurchase Agreement

(C) The security, or a portion thereof, has been pledged as collateral on open future contracts.

Cl    -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GNMA  -- Government National Mortgage Association
IO    -- Interest Only - face amount represents notional amount
REMIC -- Real Estate Mortgage Investment Conduit
Ser   -- Series
TBA   -- To Be Announced

@ At April 30, 2009, the tax basis cost of the Fund's Investments was $252,072 ($ Thousands), and the unrealized appreciation and depreciation were $5,341 ($ Thousands) and ($557) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


          1 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

ULTRA SHORT BOND FUND
April 30, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
ASSET-BACKED SECURITIES -- 26.3%
AUTOMOTIVE -- 12.2%
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A3A
      5.420%, 05/07/12                             $       1,446   $       1,436
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
      5.190%, 11/06/11                                       779             768
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-AF
      5.640%, 09/06/13                                     1,000             889
   BMW Vehicle Lease Trust, Ser 2007-1,
      Cl A3A
      4.590%, 08/15/13                                       614             606
   Capital Auto Receivables Asset Trust,
      Ser 2007-3, Cl A3A
      5.020%, 09/15/11                                       487             493
   Capital Auto Receivables Asset Trust,
      Ser 2005-1, Cl B
      0.826%, 06/15/10 (A)                                   147             147
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
      0.461%, 12/15/12 (A)                                 2,079           1,898
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A3A
      5.130%, 04/16/12                                     1,419           1,328
   Carmax Auto Owner Trust, Ser 2008-1,
      Cl A4A
      4.790%, 02/15/13                                     1,750           1,644
   Carmax Auto Owner Trust, Ser 2008-2,
      Cl A2A
      4.060%, 09/15/11                                     1,565           1,577
   Carmax Auto Owner Trust, Ser 2006-2,
      Cl A4
      5.140%, 11/15/11                                     1,120           1,124
   CPS Auto Trust, Ser 2007-C, Cl A2
      5.440%, 11/15/10 (B)                                    71              71
   Ford Credit Auto Owner Trust,
      Ser 2008-B, Cl A2
      1.651%, 12/15/10 (A)                                 1,423           1,422
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl A2A
      5.420%, 04/15/10                                         9               9
   Ford Credit Auto Owner Trust,
      Ser 2008-A, Cl A3A
      3.960%, 01/15/12                                     1,610           1,603
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A3A
      5.150%, 11/15/11                                       745             762
   Household Automotive Trust, Ser 2005-
      3, Cl A3
      4.800%, 10/18/10                                        21              21

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Hyundai Auto Receivables Trust,
      Ser 2008-A, Cl A2
      4.160%, 05/16/11                             $       2,433   $       2,455
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3A
      5.040%, 01/17/12                                     1,247           1,270
   Hyundai Auto Receivables Trust,
      Ser 2006-A, Cl A4
      5.260%, 11/15/12                                     1,218           1,240
   Long Beach Auto Receivables Trust,
      Ser 2006-B, Cl A3
      5.170%, 08/15/11                                       629             626
   Nissan Auto Receivables Owner Trust,
      Ser 2006-A, Cl A3
      4.460%, 04/16/12                                       925             946
   Nissan Auto Receivables Owner Trust,
      Ser 2008-A, Cl A3
      3.890%, 08/15/11                                       670             680
   USAA Auto Owner Trust, Ser 2007-2,
      Cl A3
      4.900%, 02/15/12                                       679             689
   USAA Auto Owner Trust, Ser 2009-1,
      Cl A2
      2.640%, 08/15/11                                       355             355
   USAA Auto Owner Trust, Ser 2008-2,
      Cl A2
      3.910%, 01/18/11                                     1,403           1,411
   USAA Auto Owner Trust, Ser 2008-1,
      Cl A3
      4.160%, 04/16/12                                       965             979
   Wachovia Auto Owner Trust, Ser 2008-
      A, Cl A2A
      4.090%, 05/20/11                                     1,383           1,394
   WFS Financial Owner Trust, Ser 2005-
      2, Cl B
      4.570%, 11/19/12                                       785             784
                                                                   -------------
                                                                          28,627
                                                                   -------------
CREDIT CARD -- 6.8%
   Advanta Business Card Master Trust,
      Ser 2006-B2, Cl B2
      0.697%, 06/20/14 (A)                                 2,000             547
   Advanta Business Card Master Trust,
      Ser 2005-B1, Cl B1
      0.827%, 02/20/14 (A)                                 1,250             787
   American Express Issuance Trust,
      Ser 2007-1, Cl A
      0.651%, 09/15/11 (A)                                   715             699
   American Express Issuance Trust,
      Ser 2005-1
      0.481%, 08/15/11 (A)                                 1,200           1,172
   Bank of America Credit Card Trust,
      Ser 2007-A13, Cl A13
      0.671%, 04/16/12 (A)                                 1,500           1,493


          1 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

ULTRA SHORT BOND FUND
April 30, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Bank of America Credit Card Trust,
      Ser 2006-C7, Cl C7
      0.681%, 03/15/12 (A)                         $       1,000   $         934
   Cabela's Master Credit Card Trust,
      Ser 2006-3A, Cl B
      0.651%, 10/15/14 (A)(B)                              2,000           1,019
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C3, Cl C3
      0.741%, 04/15/13 (A)                                 1,500           1,168
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C2, Cl C2
      0.751%, 11/15/14 (A)                                 1,200             643
   Capital One Multi-Asset Execution
      Trust, Ser 2004-C4, Cl C4
      1.101%, 06/15/12 (A)                                 1,350           1,270
   Chase Issuance Trust, Ser 2007-A14,
      Cl A14
      0.701%, 09/15/11 (A)                                 1,000             998
   Citibank Credit Card Issuance Trust,
      Ser 2008-A3, Cl A3
      1.327%, 05/18/11 (A)                                 2,000           1,999
   Citibank Credit Card Issuance Trust,
      Ser 2006-A5, Cl A5
      5.300%, 05/20/11                                     1,505           1,508
   Washington Mutual Master Note Trust,
      Ser 2006-C3A, Cl C3A
      0.831%, 10/15/13 (A)(B)                              1,490           1,279
   Washington Mutual Master Note Trust,
      Ser 2006-C2A, Cl C2
      0.952%, 08/15/15 (A)(B)                              1,300             601
                                                                   -------------
                                                                          16,117
                                                                   -------------
MISCELLANEOUS BUSINESS SERVICES -- 5.2%
   ACAS Business Loan Trust, Ser 2007-
      1A, Cl C
      2.087%, 08/16/19 (A)(B)                              1,271              64
   ACAS Business Loan Trust, Ser 2005-
      1A, Cl A1
      1.342%, 07/25/19 (A)(B)                                912             456
   Babson CLO Ltd., Ser 2007-1A, Cl A1
      1.332%, 01/18/21 (A)(B)                              1,173             844
   Capital Source Commercial Loan Trust,
      Ser 2006-1A, Cl C
      0.997%, 08/22/16 (A)(B)                                494             333
   Capital Source Commercial Loan Trust,
      Ser 2006-2A, Cl A1A
      0.657%, 09/20/22 (A)(B)                              1,095             920
   Caterpillar Financial Asset Trust,
      Ser 2008-A, Cl A2A
      4.090%, 12/27/10                                       591             590
   Citigroup Mortgage Loan Trust,
      Ser 2006-WFH3, Cl M1
      0.728%, 10/25/36 (A)                                 1,325              78

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   CNH Wholesale Master Note Trust,
      Ser 2006-1A, Cl B
      0.731%, 07/15/12 (A)(B)                      $         245   $         235
   Colts Trust, Ser 2006-2A, Cl A
      1.568%, 12/20/18 (A)(B)                              1,929           1,095
   Countrywide Asset-Backed Certificates,
      Ser 2006-2, Cl 2A2
      0.628%, 06/25/36 (A)                                   476             301
   Credit-Based Asset Servicing and
      Securitization CBO, Ser 2006-16A,
      Cl A
      1.527%, 09/06/41 (A)(B)                              1,418             156
   First Franklin Mortgage Loan Asset
      Backed Certificates, Ser 2007-FF1,
      Cl M2
      0.698%, 01/25/38 (A)                                 1,250               9
   Franklin CLO, Ser 2003-4A, Cl A
      1.838%, 09/20/15 (A)(B)                                433             347
   GE Commercial Loan Trust, Ser 2006-3,
      Cl C
      1.657%, 01/19/17 (A)(B)                                642              13
   GE Equipment Small Ticket LLC,
      Ser 2005-1A, Cl B
      4.620%, 12/22/14 (B)                                   110             108
   GE Equipment Small Ticket LLC,
      Ser 2005-2A, Cl A4
      5.010%, 06/22/15 (B)                                 1,662           1,602
   GMAC Mortgage Loan Trust, Ser 2006-
      HE4, Cl A2
      0.578%, 12/25/36 (A)                                 1,616             488
   JP Morgan Mortgage Acquisition,
      Ser 2007-CH5, Cl M1
      0.708%, 06/25/37 (A)                                 2,000             136
   Katonah CLO, Ser 2005-7A, Cl B
      1.654%, 11/15/17 (A)(B)                              1,200             312
   Lambda Finance, Ser 2005-1A, Cl B3
      1.604%, 11/15/29 (A)(B)                                840             521
   Long Beach Mortgage Loan Trust,
      Ser 2006-6, Cl 2A3
      0.588%, 07/25/36 (A)                                 1,190             316
   Madison Park Funding CLO, Ser 2007-
      4A, Cl A1B
      1.523%, 03/22/21 (A)(B)                              1,000             250
   Marlin Leasing Receivables LLC,
      Ser 2005-1A, Cl B
      5.090%, 08/15/12 (B)                                    66              66
   Merritt Funding Trust CLO, Ser 2005-
      2A, Cl B
      1.831%, 07/15/15 (A)(B)                                541              54
   Morgan Stanley ABS Capital I,
      Ser 2006-WMC1, Cl A2B
      0.637%, 12/25/35 (A)                                   749             562
   PFS Financing, Ser 2006-B, Cl A
      1.410%, 09/15/11 (A)(B)                                965             952


          2 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

ULTRA SHORT BOND FUND
April 30, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Sierra Receivables Funding, Ser 2007-
      2A, Cl A2
      1.447%, 09/20/19 (A)(B)                      $         466   $         286
   SLM Student Loan Trust, Ser 2003-A,
      Cl A1
      1.430%, 12/15/15 (A)                                    40              39
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl C
      1.051%, 01/15/12 (A)                                   200              70
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl B
      0.751%, 01/15/12 (A)                                   110              46
   William Street Funding, Ser 2006-1,
      Cl A
      1.330%, 01/23/12 (A)(B)                              1,260             920
                                                                   -------------
                                                                          12,169
                                                                   -------------
MORTGAGE RELATED -- 2.1%
   ACE Securities, Ser 2006-CW1, Cl A2C
      0.578%, 07/25/36 (A)                                   895             384
   Asset-Backed Funding Certificates,
      Ser 2006-OPT2, Cl A3B
      0.547%, 10/25/36 (A)                                 1,900           1,602
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2005-HE11, Cl A2
      0.687%, 11/25/35 (A)                                   143             120
   Morgan Stanley Home Equity Loans,
      Ser 2005-4, Cl A2B
      0.658%, 09/25/35 (A)                                   401             378
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
      0.558%, 02/25/38 (A)                                   384             330
   Option One Mortgage Loan Trust,
      Ser 2007-FXD1, Cl 3A3
      5.611%, 01/25/37 (A)                                   305             154
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1
      5.900%, 03/25/37(C)                                    632             517
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl A3
      0.647%, 12/25/35 (A)                                   884             603
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl 2A2
      0.568%, 01/25/36 (A)                                   474             448
   Option One Mortgage Loan Trust,
      Ser 2003-3, Cl A2
      1.038%, 06/25/33 (A)                                   139              70
   Residential Asset Securities, Ser 2006-
      EMX6, Cl A3
      0.588%, 07/25/36 (A)                                 1,005             310
                                                                   -------------
                                                                           4,916
                                                                   -------------
Total Asset-Backed Securities
   (Cost $84,054)($ Thousands)                                            61,829
                                                                   -------------

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
MORTGAGE-BACKED SECURITIES -- 22.0%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 3.8%
   FHLMC
      4.798%, 02/01/30 (A)                         $         689   $         691
      4.774%, 02/01/22 (A)                                 1,098           1,111
   FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                       240             250
   FHLMC REMIC, Ser 2004-2780, Cl LC
      5.000%, 07/15/27                                       906             933
   FHLMC REMIC, Ser 2630, Cl HA
      3.000%, 01/15/17                                       954             954
   FNMA
      6.000%, 01/01/27                                     1,531           1,610
      5.380%, 09/01/24 (A)                                   534             538
      5.219%, 09/01/24 (A)                                   207             209
      4.657%, 11/01/23 (A)                                   476             476
      4.448%, 11/01/21 (A)                                   118             119
      4.344%, 11/01/25 (A)                                   105             105
      4.298%, 05/01/28 (A)                                   763             754
      3.846%, 01/01/29 (A)                                    67              67
   FNMA REMIC, Ser 1993-220, Cl FA
      1.069%, 11/25/13 (A)                                   107             107
   FNMA REMIC, Ser 1993-58, Cl H
      5.500%, 04/25/23                                       187             197
   FNMA REMIC, Ser 2001-33, Cl FA
      0.888%, 07/25/31 (A)                                   254             250
   FNMA REMIC, Ser 2002-63, Cl QF
      0.737%, 04/25/29 (A)                                   103             102
   FNMA REMIC, Ser 2002-64, Cl FG
      0.697%, 10/18/32 (A)                                   141             137
   FNMA REMIC, Ser 2002-78, Cl AU
      5.000%, 06/25/30                                       322             325
                                                                   -------------
                                                                           8,935
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 18.2%
   Arkle Master Issuer PLC, Ser 2006-1A,
      Cl M
      1.428%, 02/17/52 (A)(B)                              1,000             942
   Banc of America Funding, Ser 2005-F,
      Cl 4A1
      5.331%, 09/20/35 (A)                                   792             507
   Banc of America Funding, Ser 2006-D,
      Cl 3A1
      5.588%, 05/20/36 (A)                                   949             576
   Banc of America Large Loan, Ser 2007-
      BMB1
      0.961%, 08/15/29 (A)(B)                                589             426
   Banc of America Mortgage Securities,
      Ser 2004-F, Cl 2A5
      4.147%, 07/25/34 (A)                                 1,300           1,296


          3 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

ULTRA SHORT BOND FUND
April 30, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Banc of America Mortgage Securities,
      Ser 2005-A, Cl 2A2
      4.442%, 02/25/35 (A)                         $       1,352   $         968
   Banc of America Mortgage Securities,
      Ser 2005-F, Cl 2A2
      5.013%, 07/25/35 (A)                                 2,266           1,462
   Banc of America Mortgage Securities,
      Ser 2005-H, Cl 2A1
      4.802%, 09/25/35 (A)                                   722             511
   Banc of America Mortgage Securities,
      Ser 2005-J, Cl 2A1
      5.090%, 11/25/35 (A)                                   244             133
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-12, Cl 11A1
      5.198%, 02/25/36 (A)                                   478             239
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-3, Cl 2A1
      5.075%, 06/25/35 (A)                                   739             469
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-6, Cl 3A1
      5.275%, 08/25/35 (A)                                 1,138             693
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-9, Cl A1
      4.625%, 10/25/35 (A)                                 1,458           1,091
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP2, Cl A2
      6.480%, 02/15/35                                     1,600           1,607
   Citigroup Commercial Mortgage Trust,
      Ser 2006-FL2, Cl D
      0.661%, 08/15/21 (A)(B)                                510             282
   Citigroup Commercial Mortgage Trust,
      Ser 2007-FL3A, Cl J
      1.401%, 04/15/22 (A)(B)                                550              26
   Citigroup Mortgage Loan Trust,
      Ser 2004-HYB3, Cl 1A
      4.414%, 09/25/34 (A)                                   357             230
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR2, Cl 1A1
      5.624%, 03/25/36 (A)                                   973             571
   Countrywide Alternative Loan Trust,
      Ser 2007-HY5R, Cl 2A1A
      5.544%, 03/25/47 (A)                                 1,153             758
   Countrywide Home Loans, Ser 2004-29,
      Cl 1A1
      0.708%, 02/25/09 (A)                                   113              47
   Countrywide Home Loans, Ser 2005-7,
      Cl 1A1
      0.708%, 03/25/35 (A)                                   199              77
   Countrywide Home Loans, Ser 2005-
      HY10, Cl 3A1A
      5.375%, 02/20/36 (A)                                   912             504
   Crusade Global Trust, Ser 2003-1, Cl A
      1.312%, 01/17/34 (A)                                   375             358

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Crusade Global Trust, Ser 2004-1,
      Cl A1
      1.272%, 01/16/35 (A)                         $         104   $         100
   First Horizon Asset Securities,
      Ser 2005-2, Cl 1A1
      5.500%, 05/25/35                                       732             729
   Fosse Master Issuer PLC, Ser 2007-1A,
      Cl C2
      1.657%, 10/18/54 (A)(B)                              1,305             994
   GE Commercial Loan Trust CLO,
      Ser 2006-2, Cl C
      1.657%, 10/19/16 (A)(B)                                334              17
   GMAC Mortgage Loan Trust, Ser 2005-
      AR6, Cl 2A1
      5.211%, 11/19/35 (A)                                 1,151             796
   Granite Master Issuer PLC, Ser 2007-1,
      Cl 1C1
      0.747%, 12/20/54 (A)                                   410              21
   GSR Mortgage Loan Trust, Ser 2005-
      AR4, Cl 2A1
      4.988%, 07/25/35 (A)                                 1,366             789
   GSR Mortgage Loan Trust, Ser 2006-
      AR1, Cl 2A1
      5.176%, 01/25/36 (A)                                 1,791           1,173
   GSR Mortgage Loan Trust, Ser 2007-
      AR2, Cl 1A1
      5.770%, 05/25/37 (A)                                 1,362             741
   Impac CMB Trust, Ser 2004-9, Cl 1A1
      1.198%, 01/25/35 (A)                                   332             155
   Impac CMB Trust, Ser 2005-2, Cl 1A1
      0.698%, 04/25/35 (A)                                   373             146
   Impac CMB Trust, Ser 2005-3, Cl A1
      0.678%, 08/25/35 (A)                                   328             139
   Impac CMB Trust, Ser 2005-5, Cl A1
      0.758%, 08/25/35 (A)                                   273             101
   Impac CMB Trust, Ser 2005-8, Cl 1A
      0.698%, 02/25/36 (A)                                   872             311
   Interstar Millennium Trust, Ser 2004-
      2G, Cl A
      1.720%, 03/14/36 (A)                                   214             207
   JP Morgan Mortgage Trust, Ser 2005-
      A6, Cl 7A1
      4.958%, 08/25/35 (A)                                   933             531
   JP Morgan Mortgage Trust, Ser 2007-
      A3, Cl 1A1
      5.427%, 05/25/37 (A)                                 1,142             635
   Master Adjustable Rate Mortgages
      Trust, Ser 2004-12, Cl 5A1
      5.649%, 10/25/34 (A)                                   191             142
   Medallion Trust, Ser 2004-1G, Cl A1
      1.379%, 05/25/35 (A)                                   158             126
   Merrill Lynch Mortgage Investors,
      Ser 2005-A2, Cl A2
      4.484%, 02/25/35 (A)                                 2,410           1,708


          4 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

ULTRA SHORT BOND FUND
April 30, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Merrill Lynch Mortgage Investors,
      Ser 2005-A3, Cl A1
      0.708%, 04/25/35 (A)                         $         391   $         158
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A
      5.150%, 12/25/35 (A)                                   659             470
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-2, Cl 1A1
      5.800%, 08/25/36 (A)                                 1,488             850
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-3, Cl 2A1
      5.651%, 06/25/37 (A)                                 1,335             740
   MLCC Mortgage Investors, Ser 2004-G,
      Cl A1
      0.718%, 01/25/30 (A)                                   102              75
   MLCC Mortgage Investors, Ser 2004-
      HB1, Cl A1
      0.798%, 04/25/29 (A)                                   155              78
   MLCC Mortgage Investors, Ser 2005-A,
      Cl A1
      0.668%, 03/25/30 (A)                                   131              90
   MLCC Mortgage Investors, Ser 2006-1,
      Cl 2A1
      5.372%, 02/25/36 (A)                                   722             450
   Morgan Stanley Dean Witter Capital I,
      Ser 2001-TOP1, Cl A4
      6.660%, 02/15/33                                       417             423
   MortgageIT Trust, Ser 2005-2, Cl 1A1
      0.698%, 05/25/35 (A)                                   294             133
   MortgageIT Trust, Ser 2005-3, Cl A1
      0.737%, 08/25/35 (A)                                   957             467
   MortgageIT Trust, Ser 2005-4, Cl A1
      0.718%, 10/25/35 (A)                                 1,286             555
   MortgageIT Trust, Ser 2005-5, Cl A1
      0.698%, 12/25/35 (A)                                 1,228             534
   Paragon Mortgages PLC, Ser 12A,
      Cl A2C
      1.348%, 11/15/38 (A)(B)                                341             178
   Paragon Mortgages PLC, Ser 15A,
      Cl A2C
      1.430%, 12/15/39 (A)(B)                                803             356
   Permanent Master Issuer PLC,
      Ser 2006-1, Cl 2C
      1.531%, 07/15/42 (A)                                 1,200           1,094
   Prima, Ser 2006-1, Cl A1
      5.417%, 12/28/48                                       804             426
   Puma Finance, Ser S1, Cl A
      1.441%, 08/09/35 (A)(B)                                182             152
   Residential Funding Mortgage
      Securities I, Ser 2005-SA5, Cl 2A
      5.329%, 11/25/35 (A)                                   687             386
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2, Cl 2A2
      5.664%, 04/25/37 (A)                                   966             530

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Residential Funding Mortgage
      Securities I, Ser 2007-SA2, Cl 2A1
      5.678%, 04/25/37 (A)                         $       1,363   $         669
   Residential Funding Mortgage
      Securities I, Ser 2007-SA3, Cl 2A1
      5.764%, 07/27/37 (A)                                 1,249             687
   Sequoia Mortgage Trust, Ser 2004-12,
      Cl A1
      0.717%, 01/20/35 (A)                                   128              70
   Sequoia Mortgage Trust, Ser 2005-1,
      Cl A1
      0.677%, 02/20/35 (A)                                   127              71
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR2, Cl 1A1
      5.295%, 03/25/37 (A)                                 1,714           1,035
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2003-J, Cl
      2A4
      4.451%, 10/25/33 (A)                                    21              21
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-BB, Cl
      A2
      4.558%, 01/25/35 (A)                                   887             659
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR1,
      Cl 2A1
      4.489%, 02/25/35 (A)                                   770             615
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 6A3
      5.001%, 10/25/35 (A)                                 1,965           1,563
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 3A2
      4.927%, 10/25/35 (A)                                 1,203             934
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR4,
      Cl 2A2
      4.537%, 04/25/35 (A)                                   703             565
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR10,
      Cl 2A1
      5.627%, 07/25/36 (A)                                 1,499             953
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR12,
      Cl 1A1
      6.025%, 09/25/36 (A)                                 1,112             674
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR5,
      Cl 2A1
      5.536%, 04/25/36 (A)                                 1,110             664
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR6,
      Cl 2A1
      5.092%, 03/25/36 (A)                                 1,362             905


          5 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

ULTRA SHORT BOND FUND
April 30, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR8,
      Cl 2A1
      5.240%, 04/25/36 (A)                         $       1,387   $         890
   Westpac Securitization Trust, Ser 2005-
      1G, Cl A1
      1.568%, 03/23/36 (A)                                   245             236
                                                                   -------------
                                                                          42,690
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $75,052) ($ Thousands)                                           51,625
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.3%
   FHLB
      1.020%, 02/26/10                                     7,500           7,517
      1.050%, 03/05/10                                     7,500           7,518
      1.375%, 05/16/11                                     2,500           2,502
      2.250%, 04/13/12                                     1,000           1,013
   FHLB DN (D)
      0.483%, 01/21/10                                     5,500           5,465
   FHLMC
      2.875%, 04/30/10                                     5,000           5,093
   FNMA
      2.500%, 04/09/10                                    17,500          17,737
      4.750%, 04/19/10                                     5,000           5,176
      1.750%, 03/23/11                                     5,000           5,048
      1.375%, 04/28/11                                     2,335           2,340
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $59,153) ($ Thousands)                                           59,409
                                                                   -------------
CORPORATE OBLIGATIONS -- 22.6%
BANKS -- 4.1%
   Bank of America
      7.800%, 02/15/10                                       594             601
      2.100%, 04/30/12                                     1,500           1,510
   Citigroup
      2.125%, 04/30/12                                       600             603
   Comerica Bank
      0.492%, 06/19/09 (A)                                 1,200           1,191
      0.560%, 05/10/10 (A)                                 1,000             919
   PNC Funding
      1.507%, 06/22/11 (A)                                 1,180           1,188
   Wachovia
      1.440%, 03/15/11 (A)                                 1,750           1,628
   Wells Fargo
      4.200%, 01/15/10                                       800             811
      1.440%, 06/15/12 (A)                                 1,250           1,254
                                                                   -------------
                                                                           9,705
                                                                   -------------
CONSUMER PRODUCTS -- 2.2%
   CVS Caremark
      1.561%, 06/01/10 (A)                                   865             849

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   President and Fellows of Harvard
      College
      3.700%, 04/01/13                             $       1,325   $       1,319
   Procter & Gamble MTN
      1.464%, 03/09/10 (A)                                   685             686
   Staples
      7.750%, 04/01/11                                       350             366
   Whirlpool
      1.410%, 06/15/09 (A)                                 2,000           1,989
                                                                   -------------
                                                                           5,209
                                                                   -------------
FINANCIAL SERVICES -- 4.8%
   American Express Credit MTN
      1.838%, 05/27/10 (A)                                 1,750           1,675
   General Electric Capital
      1.625%, 01/07/11                                     1,000           1,007
      1.163%, 04/28/11 (A)                                 1,250           1,138
      2.214%, 12/09/11 (A)                                 2,250           2,290
      1.584%, 06/08/12 (A)                                 1,000           1,003
   Metropolitan Life Global Funding I
      MTN
      1.972%, 06/25/10 (A)(B)                              2,225           2,111
   Pitney Bowes Global Financial Services
      LLC
      8.550%, 09/15/09                                       425             435
   Principal Life Income Funding Trusts
      1.397%, 11/15/10 (A)                                   750             642
   Toyota Motor Credit MTN
      2.304%, 01/29/10 (A)                                   967             967
                                                                   -------------
                                                                          11,268
                                                                   -------------
FOOD, BEVERAGE & TOBACCO -- 1.4%
   General Mills
      1.231%, 01/22/10 (A)                                 1,500           1,495
   SABMiller PLC
      1.508%, 07/01/09 (A)(B)                              1,705           1,704
                                                                   -------------
                                                                           3,199
                                                                   -------------
HEALTH CARE -- 0.4%
   Pfizer
      4.450%, 03/15/12                                     1,000           1,051
                                                                   -------------
INDUSTRIALS -- 0.2%
   Continental Airlines
      1.611%, 06/02/13 (A)                                   750             476
                                                                   -------------
INSURANCE -- 0.7%
   MBIA Insurance
      14.000%, 01/15/33 (A)(B)                             1,000             380
   Monumental Global Funding III
      1.331%, 01/15/14 (A)(B)                              1,900           1,329
                                                                   -------------
                                                                           1,709
                                                                   -------------


          6 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

ULTRA SHORT BOND FUND
April 30, 2009

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
INVESTMENT BANKER/BROKER DEALER -- 6.2%
   Citigroup Funding
      0.936%, 05/05/11                             $       1,960   $       1,960
   Goldman Sachs Group
      1.317%, 06/23/09 (A)                                   650             649
      1.625%, 07/15/11                                     1,600           1,606
      3.250%, 06/15/12                                     2,500           2,606
   JPMorgan Chase
      3.125%, 12/01/11                                     1,250           1,289
      2.125%, 12/26/12                                       600             599
   Merrill Lynch MTN
      4.250%, 02/08/10                                     1,600           1,581
   Morgan Stanley
      2.000%, 09/22/11                                     2,200           2,208
      3.250%, 12/01/11                                     1,200           1,246
   Morgan Stanley, Ser G
      1.449%, 01/09/14 (A)                                 1,000             808
                                                                   -------------
                                                                          14,552
                                                                   -------------
SECURITY AND COMMODITY BROKERS -- 0.3%
   Genworth Global Funding Trusts
      1.378%, 05/15/12 (A)                                 1,200             699
                                                                   -------------
TELEPHONES & TELECOMMUNICATION -- 1.6%
   AT&T
      1.334%, 02/05/10 (A)                                 1,000           1,001
   BellSouth
      4.200%, 09/15/09                                       340             343
   Deutsche Telekom International Finance
      8.500%, 06/15/10                                     1,500           1,577
   Verizon Wireless Capital LLC
      5.250%, 02/01/12 (B)                                   785             813
                                                                   -------------
                                                                           3,734
                                                                   -------------
UTILITIES -- 0.7%
   Dominion Resources
      2.366%, 06/17/10 (A)                                 1,640           1,597
                                                                   -------------
Total Corporate Obligations
   (Cost $55,529)($ Thousands)                                            53,199
                                                                   -------------
MUNICIPAL BOND (A) -- 0.5%
   New Jersey Economic Development
      Authority, Ser B, AMBAC, RB
         5.000%, 02/15/10                                  1,305           1,256
                                                                   -------------
Total Municipal Bond
   (Cost $1,253) ($ Thousands)                                             1,256
                                                                   -------------

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
REPURCHASE AGREEMENT (E) -- 3.7%
   BNP Paribas
      0.170%, dated 04/30/09, to be
      repurchased on 05/01/09, repurchase
      price $8,800,042 (collateralized by
      various FHLMC/FNMA obligations,
      ranging in par value $8,582-
      $4,027,286, 4.000%-9.000%,
      10/01/09-02/01/39 with total market
      value $8,976,000)                            $       8,800   $       8,800
                                                                   -------------
Total Repurchase Agreement
   (Cost $8,800) ($ Thousands)                                             8,800
                                                                   -------------
Total Investments -- 100.4%
   (Cost $283,841) ($ Thousands) @                                 $     236,118
                                                                   =============

A summary of the open futures contracts held by the Fund at April 30, 2009, is as follows:

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION/
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE       ($ THOUSANDS)
--------                  ------------   ----------   --------------
U.S. 10-Year Note              16         Jun-2009         $  3
U.S. 2-Year Note              152         Jul-2009          192
U.S. 5-Year Note              (20)        Jun-2009          (18)
U.S. Long Treasury Bond       (19)        Jun-2009           73
                                                           ----
                                                           $250
                                                           ====

     Percentages are based on Net Assets of $235,042 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on April 30, 2009. The coupon on a step bond changes on a specific date.

(D)  The rate reported is the effective yield at time of purchase.

(E)  Tri-Party Repurchase Agreement

ABS   -- Asset-Based Security
AMBAC -- American Municipal Bond Assurance Corporation
CBO   -- Collaralized Bond Obligation
Cl    -- Class
CLO   -- Collateralized Loan Obligation
DN    -- Discount Note
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
LLC   -- Limited Liability Company
Ltd.  -- Limited
MTN   -- Medium Term Note
PLC   -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
RB    -- Revenue Bond
Ser   -- Series


          7 SEI Daily Income Trust / Quarterly Report / April 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

ULTRA SHORT BOND FUND
April 30, 2009

@ At April 30, 2009, the tax basis cost of the Fund's Investments was $283,841 ($ Thousands), and the unrealized appreciation and depreciation were $1,146 ($ Thousands) and ($48,869) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


          8 SEI Daily Income Trust / Quarterly Report / April 30, 2009

Supplemental Information to the Schedules of Investments

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after January 31, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the period ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value ($ Thousands):


          1 SEI Daily Income Trust / Quarterly Report / April 30, 2009

Supplemental Information to the Schedules of Investments

INVESTMENTS IN SECURITIES               LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
-------------------------               -------   ----------   -------   ----------
Money Market Fund                         $--     $  641,307   $    --   $  641,307
Government Fund                            --      2,096,438        --    2,096,438
Government II Fund                         --      2,161,427        --    2,161,427
Prime Obligation Fund                      --      4,346,308    63,392    4,409,700
Treasury Fund                              --      1,101,934        --    1,101,934
Treasury II Fund                           --        860,134        --      860,134
Short-Duration Government Fund             --        297,793        --      297,793
Intermediate-Duration Government Fund      --         95,313        --       95,313
GNMA Fund                                  --        256,856        --      256,856
Ultra Short Bond Fund                      --        235,303       815      236,118

OTHER FINANCIAL INSTRUMENTS*            LEVEL 1   LEVEL 2   LEVEL 3   TOTAL
----------------------------            -------   -------   -------   -----
Money Market Fund                         $ --      $--       $--      $ --
Government Fund                             --       --        --        --
Government II Fund                          --       --        --        --
Prime Obligation Fund                       --       --        --        --
Treasury Fund                               --       --        --        --
Treasury II Fund                            --       --        --        --
Short-Duration Government Fund               2       --        --         2
Intermediate-Duration Government Fund       99       --        --        99
GNMA Fund                                   16       --        --        16
Ultra Short Bond Fund                      250       --        --       250

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

                                           PRIME OBLIGATION   ULTRA SHORT BOND
INVESTMENT IN SECURITIES                         FUND               FUND
------------------------                   ----------------   ----------------
Beginning balance as of January 31, 2009      $ 256,533            $ 1,139
Unrealized market gain/(loss)                   (58,364)              (297)
Realized market gain/(loss)                      56,887                 --
Change in accrued amortization                   (5,435)                --
Proceeds from sales                            (193,138)               (27)
Amortization sold                                 6,909                 --
Purchase & issuances & settlements                   --                 --
Transfers into Level 3                               --                 --
Transfers out of Level 3                             --                 --
                                              ---------            -------
Ending balance as of April 30, 2009           $  63,392            $   815
                                              =========            =======


          2 SEI Daily Income Trust / Quarterly Report / April 30, 2009

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Daily Income Trust


By (Signature and Title)                /s/ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher, President

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Robert A. Nesher
                                        ----------------------------------------
                                        Robert A. Nesher, President

Date: June 26, 2009


By (Signature and Title)                /s/ Stephen F. Panner
                                        ----------------------------------------
                                        Stephen F. Panner, Controller & CFO

Date: June 26, 2009